TAX SITUATION, Tax Rates (Details) S/ in Millions	12 Months Ended
	Dec. 31, 2022 PEN (S/) Tax value unit	Dec. 31, 2021 PEN (S/)
Income Tax Rate [Abstract]
Tax value unit | Tax value unit	120,000
Tax value amount | S/	S/ 3.6	S/ 4.7
Differential rate on net profit and expenses	10.00%
Percentage of industry and commerce tax as a tax discount for income tax, notices and boards	100.00%
Percentage of industry and commerce tax, notices and boards can be taken as a tax discount	50.00%
2022 [Member]
Income Tax Rate [Abstract]
Increase in net income tax compared to the previous year	35.00%
Available time of inspection	6 months
2023 [Member]
Income Tax Rate [Abstract]
Increase in net income tax compared to the previous year	25.00%
Available time of inspection	12 months